COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of Commitments

As at March 31, 2021

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non- commodity contracts	$1,339,637	$960,907	$183,269	$48,057	$2,531,870